Stock-based and Deferred Compensation Plans (Restricted Stock) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 executive_officers_and_management_members	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 4,400,000	$ 700,000
Aggregate amount loaned to current and former executive officers and other members of management			400,000	900,000	700,000
Number of named executive officers who repaid their entire restricted stock loan balances			3
Due from officers and management members recorded in additional paid-in capital			5,800,000
Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Due from officers and management members recorded in additional paid-in capital				7,200,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			1,400,000	1,700,000	2,000,000
Employee service share-based compensation, tax benefit from compensation expense			0	0	0
Total fair value of restricted stock vested during the period			2,800,000	2,300,000	1,800,000
Unrecognized pre-tax compensation expense related to non-vested restricted stock awards			$ 3,700,000
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition			3 years 4 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding	299	239	239
Granted (shares)	219		314
Vested (shares)	(3)		(218)
Forfeited (shares)	(10)		(36)
Outstanding	505		299	239
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding (per share)	$ 14.69	$ 10.00	$ 10.00
Granted (per share)			$ 14.69
Vested (per share)			$ 10.00
Forfeited (per share)			$ 11.93
Outstanding (per share)			$ 14.69	$ 10.00
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, annual award vesting percentage			33.30%
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, annual award vesting percentage			25.00%